ACCOUNTING POLICIES - Schedule of Exchange Rates of Real for Functional Currencies of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
United States dollar (U.S.$) [member]
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	5.22	5.58	5.2
Pound Sterling (GBP) [member]
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	6.28	7.52	7.1
Euro Member Countries, Euro
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	5.57	6.32	6.38
Japan, Yen
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	0.04	0.05	0.05